UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2901
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 11/30
Date of reporting period: 08/31

Portfolio of Investments
RiverSource Tax-Exempt High Income Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.5%)

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Alabama (0.4%)
City of Huntsville
Unlimited General Obligation Refunding Warrants
Series 2002D
11-01-14	5.50%	$3,425,000		$3,840,795
City of Mobile
Unlimited General Obligation Warrants
Series 2001 (AMBAC)
02-15-12	4.75	1,000,000		1,066,980
County of Jefferson
Revenue Bonds
Series 2004A
01-01-23	5.25	7,500,000		4,950,000

Total				9,857,775

Alaska (0.1%)
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
3rd Series 1999 (FSA)
07-01-14	6.00	2,000,000		2,252,640

Arizona (2.1%)
Arizona Health Facilities Authority
Revenue Bonds
Banner Health
Series 2008D
01-01-32	5.38	29,200,000		29,028,596
Arizona Health Facilities Authority
Revenue Bonds
Phoenix Children’s Hospital
Series 2007B
02-02-15	1.24	7,500,000	(i)	6,513,750
City of Tucson
Refunding Revenue Bonds
Series 2002 (National/FGIC)
07-01-13	5.50	2,380,000		2,657,127
07-01-14	5.50	1,500,000		1,674,660
Maricopa County Industrial Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2004A
07-01-23	5.38	2,500,000		2,488,950
07-01-26	5.50	5,000,000		4,929,450
Scottsdale Industrial Development Authority
Refunding Revenue Bonds
Scottsdale Health Care
Series 2008A
09-01-30	5.25	1,750,000		1,648,168

Total				48,940,701

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Arkansas (0.2%)
County of Washington
Revenue Bonds
Construction Regional Medical Center
Series 2005A
02-01-35	5.00	4,250,000	3,549,345

California (15.0%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (National)
02-01-33	4.75	6,000,000	5,908,080
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Medical Center
Series 2005
11-15-18	5.00	2,200,000	2,251,656
11-15-34	5.00	1,000,000	892,200
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2004G
07-01-23	5.25	4,790,000	4,724,808
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Series 2006A
04-01-39	5.25	4,500,000	4,063,770
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.25	2,000,000	2,191,340
10-01-38	6.50	8,000,000	8,678,560
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.75	6,975,000	7,042,448
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.50	10,725,000	10,523,692
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10-01-34	5.88	4,000,000	3,835,400
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05-01-22	5.00	5,000,000	5,284,050

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
California Statewide Communities Development Authority
Revenue Bonds
CHF — Irvine LLC- UCI East Campus
Series 2008
05-15-32	5.75	5,500,000		5,001,205
California Statewide Communities Development Authority
Revenue Bonds
Daughters of Charity Health
Series 2005A
07-01-30	5.25	20,000,000		16,766,400
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.25	13,000,000		11,947,390
California Statewide Communities Development Authority
Revenue Bonds
Sutter Health
Series 2002B
08-15-28	5.50	4,000,000		3,999,880
California Statewide Communities Development Authority
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10-01-38	7.25	4,000,000		3,607,240
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-18	4.65	1,500,000	(j)	974,670
City of Azusa
Special Tax Bonds Escrow
Community Facilities
Series 2007-1
09-01-37	5.00	2,845,000		2,845,000
City of Long Beach
Refunding Revenue Bonds
Series 2005A (National) A.M.T.
05-15-20	5.00	2,520,000		2,530,609
05-15-21	5.00	5,000,000		4,969,900
City of San Jose
Revenue Bonds
Series 2001A (National/FGIC)
03-01-31	5.00	5,690,000		5,354,346
City of San Jose
Revenue Bonds
Series 2007A (AMBAC) A.M.T.
03-01-15	5.00	3,000,000		3,037,530
03-01-16	5.00	3,000,000		3,010,230
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.13	2,500,000		2,491,950
Foothill-De Anza Community College District
Unlimited General Obligation Bonds
Series 2007A (AMBAC)
08-01-27	5.00	1,500,000		1,550,445

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Fremont Union High School District/Santa Clara County
Unlimited General Obligation
Bonds Election of 2008
Series 2008
08-01-30	4.75	3,925,000	3,893,993
Golden State Tobacco Securitization Corporation
Prerefunded Revenue Bonds
Series 2003A-1
06-01-40	6.63	5,100,000	5,981,586
Golden State Tobacco Securitization Corporation
Revenue Bonds
Series 2003A-1
06-01-33	6.25	4,425,000	4,938,389
Lakeside Union School District/San Diego County
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.00	5,000,000	5,034,800
Lammersville School District Community Facilities
Special Tax Bonds
Mountain House
Series 2006
09-01-35	5.13	875,000	583,389
Los Angeles Department of Water & Power
Revenue Bonds
Series 2003A (National/FGIC)
07-01-43	5.00	11,750,000	11,667,633
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07-01-29	5.00	4,800,000	4,878,000
Los Angeles Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002 (National)
07-01-16	5.75	5,000,000	5,733,800
Orange Unified School District Community Facilities
Special Tax Bonds
#2005-2 Del Rio School Facilities
Series 2007
09-01-37	5.00	1,000,000	675,670
San Diego Public Facilities Financing Authority
Revenue Bonds
Series 2009A
05-15-34	5.25	4,500,000	4,571,460
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 1998
Series 2002D (FGIC)
07-01-27	5.00	8,000,000	8,696,879
San Francisco City & County Airports Commission
Revenue Bonds
2nd Series 2000-25 (FSA) A.M.T.
05-01-14	5.75	3,250,000	3,333,200
05-01-15	5.75	3,450,000	3,538,320
05-01-16	5.88	3,660,000	3,728,918
San Francisco City & County Airports Commission
Revenue Bonds
2nd Series 2000-26A (National/FGIC) A.M.T.
05-01-22	5.25	14,150,000	13,746,300

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
San Francisco City & County Redevelopment Financing Authority
Tax Allocation Bonds
Mission Bay South Redevelopment Agency
Series 2009D
08-01-31	6.50	500,000	(b)	501,050
08-01-39	6.63	1,000,000	(b)	996,700
San Jose Redevelopment Agency
Refunding Tax Allocation Bonds
Merged Area Redevelopment Project
Series 2004A (National)
08-01-18	4.54	4,000,000		3,726,400
Simi Valley School Financing Authority
Refunding Revenue Bonds
University School District
Series 2007 (FSA)
08-01-23	5.00	1,500,000		1,608,165
State of California
Prerefunded Unlimited General Obligation Bonds
Series 2004 (FGIC TCRS)
02-01-33	5.00	2,500,000		2,841,675
State of California
Unlimited General Obligation Bonds
Series 2003
02-01-21	5.00	4,625,000		4,746,083
State of California
Unlimited General Obligation Bonds
Series 2008
08-01-34	5.00	5,000,000		4,809,000
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2003
11-01-22	5.00	5,000,000		5,084,200
11-01-24	5.13	8,000,000		8,109,520
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
06-01-35	4.75	2,500,000		2,265,525
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
06-01-37	5.00	3,900,000		3,698,097
11-01-37	5.00	15,000,000		14,218,500
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-31	5.75	23,000,000		24,032,470
04-01-38	6.00	17,500,000		18,464,075
State of California
Unlimited General Obligation Bonds
Zero Coupon
Series 1991-33 (National)
10-01-11	3.83	20,800,000	(j)	20,275,424
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2008
04-01-38	5.00	1,015,000		960,393

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.30	6,000	6,048
Turlock Irrigation District
Certificate of Participation
Series 2003A (National)
01-01-33	5.00	4,450,000	4,220,781
University of California
Revenue Bonds
Series 2009O
05-15-39	5.25	7,700,000	7,996,065
Walnut Energy Center Authority
Revenue Bonds
Series 2004A (AMBAC)
01-01-29	5.00	9,365,000	9,425,966

Total			342,471,273

Colorado (1.7%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-17	4.80	1,000,000	750,850
12-01-22	4.95	2,000,000	1,289,820
12-01-26	5.00	2,000,000	1,177,660
City of Loveland
Prerefunded Unlimited General Obligation Bonds
Special Improvement District #1
Series 2000
07-01-29	7.50	4,500,000	4,837,635
Colorado Health Facilities Authority
Refunding Revenue Bonds
Valley View Hospital Association
Series 2008
05-15-28	5.50	5,745,000	5,225,939
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran Health Facilities
Series 2005
06-01-23	5.25	1,200,000	1,170,084
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.13	2,500,000	2,519,650
North Range Metropolitan District #1
Prerefunded Limited General Obligation Bonds
Series 2001
12-15-31	7.25	12,410,000	13,998,728
North Range Metropolitan District #2
Limited Tax General Obligation Bonds
Series 2007
12-15-27	5.50	2,765,000	1,656,567
12-15-37	5.50	3,100,000	1,688,260
University of Colorado
Revenue Bonds
Series 2002A (National/FGIC)
06-01-12	5.00	3,300,000	3,609,210

Total			37,924,403

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Connecticut (0.1%)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
Series 2008-Z3
07-01-42	5.05	3,000,000	3,114,540

District of Columbia (0.2%)
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2007A (AMBAC) A.M.T.
10-01-22	4.75	4,250,000	4,140,733

Florida (3.9%)
Brevard County Health Facilities Authority
Revenue Bonds
Health First Incorporated Project
Series 2005
04-01-24	5.00	5,000,000	4,424,850
04-01-34	5.00	27,500,000	22,239,524
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06-01-26	5.00	5,525,000	5,879,816
06-01-27	5.00	5,800,000	6,129,672
Florida State Board of Education
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06-01-24	5.00	5,500,000	5,780,280
Florida State Division of Bond Finance
Refunding Revenue Bonds
Department of Environmental Protection
Series 1997B (AMBAC)
07-01-12	6.00	2,500,000	2,769,300
Harbor Bay Community Development District
Special Assessment Bonds
Series 2001B
05-01-10	6.35	2,815,000	2,225,989
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2002B
11-15-23	5.25	10,300,000	11,519,623
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006C
11-15-36	5.25	215,000	252,672
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-21	5.13	70,000	81,694
11-15-32	5.13	465,000	542,678

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Highlands County Health Facilities Authority
Unrefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-21	5.13	1,930,000		1,955,959
11-15-32	5.13	12,505,000		11,660,913
Jacksonville Health Facilities Authority
Revenue Bonds
Brooks Health System
Series 2007
11-01-38	5.25	5,000,000		4,454,650
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village on the Isle Project
Series 2007
01-01-14	5.00	1,500,000		1,437,315
Seminole Indian Tribe of Florida
Revenue Bonds
Series 2007A
10-01-27	5.25	3,000,000	(d)	2,571,870
Tampa Bay Water Utility System
Improvement Refunding Revenue Bonds
Series 2001A (National/FGIC)
10-01-12	4.50	5,000,000		5,294,800

Total				89,221,605

Georgia (1.0%)
Appling County Development Authority
Revenue Bonds
Georgia Power Company Plant Hatch Project
Series 2006 (AMBAC)
07-01-16	4.40	13,000,000		13,422,500
City of Atlanta
Revenue Bonds
Series 2001A (National)
11-01-39	5.00	6,450,000		5,815,578
Fulton County Development Authority
Revenue Bonds
Georgia Tech Athletic Association
Series 2001 (AMBAC)
10-01-12	5.50	2,385,000		2,576,682
Fulton County Development Authority
Revenue Bonds
Georgia Tech Foundation Funding
Series 2002A
11-01-13	5.25	1,105,000		1,201,323

Total				23,016,083

Hawaii (0.5%)
Hawaii State Department of Budget & Finance
Refunding Revenue Bonds
Electric Company & Subsidiary Project
Series 2003B (XLCA) A.M.T.
12-01-22	5.00	12,500,000		11,882,500

Idaho (0.3%)
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12-01-33	6.25	6,000,000		6,398,400

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Illinois (6.4%)
City of Chicago
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon
Series 2009C
01-01-23	5.10	4,900,000	(j)	2,474,549
01-01-25	5.38	2,000,000	(j)	894,120
01-01-27	5.59	3,000,000	(j)	1,171,350
Gilberts Special Service Area #9
Prerefunded Special Tax Bonds
Big Timber Project
Series 2001
03-01-30	7.88	3,407,000		3,822,279
Illinois Finance Authority
Refunding Revenue Bonds
Commonwealth Edison Company
Series 1994 (AMBAC TCRS)
01-15-14	5.85	4,500,000		4,754,115
Illinois Finance Authority
Revenue Bonds
Central Dupage Health
Series 2009
11-01-27	5.00	5,500,000		5,552,030
11-01-39	5.25	4,000,000		3,963,800
Illinois Finance Authority
Revenue Bonds
Northwest Community Hospital
Series 2008A
07-01-33	5.38	4,000,000		4,040,320
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08-15-30	5.75	2,000,000		2,132,620
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009B
08-15-30	5.75	10,000,000		10,663,100
Illinois Finance Authority
Revenue Bonds
Riverside Health System
Series 2009
11-15-35	6.25	4,000,000		4,038,600
Illinois Finance Authority
Revenue Bonds
Rush University Medical Center
Series 2009C
11-01-39	6.63	7,250,000		7,396,813
Illinois Finance Authority
Revenue Bonds
Sedgebrook Incorporated Facility
Series 2007A
11-15-11	5.50	1,000,000		989,110

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.88	31,300,000		31,488,739
Illinois Finance Authority
Subordinated Revenue Bonds
Regency
Zero Coupon
Series 1990 Escrowed to Maturity
04-15-20	7.75	68,000,000	(j)	43,942,280
Illinois Health Facilities Authority
Revenue Bonds
South Suburban
Series 1992 Escrowed to Maturity
02-15-18	7.00	3,025,000		3,651,992
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (National)
06-15-42	5.25	13,400,000		13,481,070
Will County Community Unit School District #365 - Valley View
Unlimited General Obligation Bonds
Zero Coupon
Series 1997B Escrowed to Maturity (FSA)
11-01-16	4.60	3,165,000	(j)	2,494,590

Total				146,951,477

Indiana (1.3%)
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11-01-32	5.38	4,000,000		4,006,840
Indiana Finance Authority
Revenue Bonds
Parkview Health System
Series 2009A
05-01-31	5.75	3,500,000		3,499,685
Indiana Finance Authority
Revenue Bonds
State Revolving Fund Program
Series 2006A
02-01-25	5.00	8,000,000		8,508,320
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.00	5,950,000		5,192,505
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Clarian Health Obligation
Series 2006A
02-15-36	5.00	4,375,000		3,762,194
Indiana Housing Finance Authority
Revenue Bonds
Series 2001B-3 (GNMA/FNMA) A.M.T.
07-01-33	5.55	2,115,000		2,119,928
Indiana Housing Finance Authority
Revenue Bonds
Series 2002A (GNMA/FNMA) A.M.T.
01-01-33	5.45	250,000		249,823

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
St. Joseph County Hospital Authority
Revenue Bonds
Memorial Hospital of South Bend
Series 1980 Escrowed to Maturity
06-01-10	9.40	260,000	275,930
Vigo County Hospital Authority
Revenue Bonds
Union Hospital Incorporated
Series 2007
09-01-37	5.70	3,950,000	2,886,028

Total			30,501,253

Iowa (0.6%)
Iowa Finance Authority
Refunding Revenue Bonds
Correctional Facility Program
Series 2002 (National)
06-15-13	5.38	6,000,000	6,771,480
Iowa Finance Authority
Revenue Bonds
Mortgage-backed Securities Program
Series 2001C (GNMA/FNMA) A.M.T.
07-01-33	5.50	6,400,000	6,410,880

Total			13,182,360

Kansas (0.2%)
University of Kansas Hospital Authority
Refunding & Improvement Revenue Bonds
Kansas University Health System
Series 2006
09-01-23	5.00	5,000,000	5,067,750

Kentucky (1.2%)
Kentucky Economic Development Finance Authority
Revenue Bonds
Louisville Arena
Sub Series 2008A-1 (Assured Guaranty)
12-01-33	6.00	3,200,000	3,377,824
Louisville/Jefferson County Metropolitan Government
Revenue Bonds
Jewish Hospital St. Mary’s Healthcare
Series 2008
02-01-27	5.75	24,000,000	24,366,240

Total			27,744,064

Louisiana (3.2%)
Louisiana State Citizens Property Insurance Corporation
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.00	9,500,000	9,488,505
Parish of St. John the Baptist
Revenue Bonds
Marathon Oil Corporation
Series 2007A
06-01-37	5.13	5,850,000	5,293,080
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2001B
05-15-30	5.50	30,225,000	30,413,604
05-15-39	5.88	31,270,000	27,959,445

Total			73,154,634

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Maine (0.1%)
Maine State Housing Authority
Revenue Bonds
Series 2003A-2 A.M.T.
11-15-32	5.00	3,000,000	2,830,710

Maryland (0.6%)
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07-01-36	5.50	7,000,000	4,091,150
Maryland Economic Development Corporation
Revenue Bonds
University of Maryland College Park Projects
Series 2008
06-01-33	5.75	1,600,000	1,549,536
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07-01-39	6.75	5,000,000	5,594,350
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Washington County Hospital
Series 2008
01-01-33	5.75	3,495,000	3,302,006

Total			14,537,042

Massachusetts (6.3%)
City of Boston
Revenue Bonds
Series 2004A
11-01-22	5.00	5,435,000	5,846,266
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08-01-22	5.25	500,000	583,760
08-01-28	5.25	3,000,000	3,472,440
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (National/FGIC)
01-01-27	5.50	4,500,000	4,906,440
01-01-28	5.50	7,500,000	8,134,800
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005A
07-01-30	5.00	1,450,000	1,601,380
07-01-31	5.00	3,000,000	3,281,850
Massachusetts Development Finance Agency
Prerefunded Revenue Bonds
Briarwood
Series 2001B
12-01-30	8.25	5,750,000	6,340,870

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Simons Rock College of Bard
Series 2007
08-01-36	4.70	500,000		422,980
Massachusetts Development Finance Agency
Revenue Bonds
Adventcare Project
Series 2007A
10-15-28	6.65	5,000,000		3,989,800
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05-15-59	6.00	2,325,000		2,490,005
Massachusetts Development Finance Agency
Revenue Bonds
Devens Electric System
Series 2001
12-01-30	6.00	1,000,000		1,016,970
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds Incorporated Facility
Series 2007A
11-15-09	5.00	1,000,000		997,910
11-15-11	5.13	1,100,000		1,085,359
Massachusetts Development Finance Agency
Revenue Bonds
May Institute
Series 1999 (Radian Group Financial Guaranty)
09-01-29	5.75	1,000,000		896,160
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2003N
06-01-21	5.25	1,000,000		1,088,830
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Catholic Health East
Series 2007C
11-15-32	1.12	500,000	(i)	304,500
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Covenant Health Systems
Series 2007
07-01-30	5.00	500,000		453,915
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Covenant Health Systems
Series 2007B
07-01-31	5.00	3,235,000		2,898,172
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Fisher College
Series 2007A
04-01-37	5.13	500,000		356,620
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2002FF
07-15-37	5.13	4,800,000		4,891,632

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-36	5.50	16,000,000	17,612,000
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2004M
07-01-25	5.25	500,000	594,205
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2008A
07-01-38	5.00	14,000,000	14,560,140
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.00	11,500,000	12,626,310
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical
Series 2007E
07-15-22	5.00	1,250,000	1,086,088
07-15-27	5.00	5,500,000	4,469,630
07-15-32	5.00	4,720,000	3,615,331
07-15-37	5.00	500,000	368,925
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Quincy Medical Center
Series 2008A
01-15-38	6.50	7,420,000	5,462,900
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Williams College
Series 2003H
07-01-33	5.00	1,000,000	1,024,080
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2007D A.M.T.
06-01-40	4.85	750,000	663,878
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2006-122 A.M.T.
12-01-31	4.85	5,140,000	4,773,518
Massachusetts School Building Authority
Revenue Bonds
Series 2007A (AMBAC)
08-15-32	4.75	5,000,000	5,066,000
Massachusetts State Water Pollution Abatement
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08-01-34	5.00	145,000	149,191

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (National)
08-01-22	5.00	500,000		544,775
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity
07-15-19	6.50	3,500,000		4,319,035
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity (FGIC)
07-15-19	6.50	2,000,000		2,452,740
Massachusetts Water Resources Authority
Revenue Bonds
Series 2004D (National)
08-01-27	4.75	10,000,000		10,135,100
University of Massachusetts Building Authority
Revenue Bonds
Series 1976 Escrowed to Maturity
05-01-11	7.50	25,000		26,780

Total				144,611,285

Michigan (2.6%)
Anchor Bay School District
Unlimited General Obligation Bonds
School Building & Site
Series 2003 (Qualified School Bond Loan Fund)
05-01-29	5.00	1,000,000		1,016,460
City of Detroit
Revenue Bonds
Senior Lien
Series 2003A (National)
07-01-34	5.00	1,375,000		1,206,535
City of Detroit
Unlimited General Obligation Bonds
Series 2001A-1 (National)
04-01-15	5.38	1,000,000		934,200
City of Jackson
Limited General Obligation Bonds
Capital Appreciation
Downtown Development
Zero Coupon
Series 2001 (FSA)
06-01-21	5.58	1,450,000	(j)	855,138
County of Wayne
Revenue Bonds
Detroit Metropolitan Wayne County Airport
Series 1998B (National)
12-01-11	5.25	4,040,000		4,083,349
Goodrich Area School District
Unrefunded Unlimited General Obligation Bonds
Series 2003B (Qualified School Bond Loan Fund)
05-01-27	5.00	495,000		510,345
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11-01-17	5.00	390,000		326,992
11-01-22	5.00	750,000		551,498
11-01-32	4.75	1,170,000		702,293

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Howell Public Schools
Unlimited General Obligation Bonds
School Building & Site
Series 2003 (Qualified School Bond Loan Fund)
05-01-29	5.00	3,855,000	3,918,453
Lansing Community College
Limited General Obligation Bonds
Series 2002 (National/FGIC)
05-01-12	5.00	1,000,000	1,089,570
Lawton Community Schools
Unrefunded Unlimited General Obligation Bonds
Series 2001 (Qualified School Bond Loan Fund)
05-01-31	5.00	200,000	200,392
Michigan Higher Education Facilities Authority
Limited Obligation Refunding Revenue Bonds
Kalamazoo College Project
Series 2007
12-01-33	5.00	250,000	243,808
Michigan Higher Education Student Loan Authority
Revenue Bonds
Series 2006 XVII-Q (AMBAC) A.M.T.
03-01-26	4.95	200,000	175,340
03-01-31	5.00	7,850,000	6,689,849
Michigan Municipal Bond Authority
Revenue Bonds
Clean Water Revolving Fund
Series 2002
10-01-15	5.50	5,000,000	5,826,200
Michigan Municipal Bond Authority
Revenue Bonds
Clean Water State Revolving Fund
Series 2006
10-01-27	5.00	390,000	406,988
Michigan Municipal Bond Authority
Revenue Bonds
School District City of Detroit
Series 2005 (FSA)
06-01-19	5.00	3,500,000	3,711,015
Michigan State Housing Development Authority
Revenue Bonds
Series 2007A A.M.T.
12-01-28	5.50	4,075,000	4,115,587
Michigan Strategic Fund
Revenue Bonds
Republic Services
Series 2001 A.M.T.
08-31-31	4.25	1,885,000	1,785,491
Oakland Schools Intermediate School District
Limited General Obligation Bonds
School Building & Site
Series 2007 (FSA)
05-01-36	5.00	500,000	507,280
Pinconning Area Schools
Unlimited General Obligation Bonds
School Building & Site
Series 2007 (FSA) (Qualified School Bond Loan Fund)
05-01-37	4.75	250,000	242,860
Roseville School District
Unlimited General Obligation Refunding Bonds
School Building & Site
Series 2006 (FSA) (Qualified School Bond Loan Fund)
05-01-23	5.00	3,100,000	3,248,242

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Summit Academy North
Prerefunded Certificate of Participation
Series 2001
07-01-30	7.38	4,890,000	5,156,407
Summit Academy North
Prerefunded Certificate of Participation
Series 2001B
07-01-30	8.75	975,000	1,038,853
Troy City School District
Unlimited General Obligation Bonds
School Building & Site
Series 2006 (National) (Qualified School Board Loan Fund)
05-01-24	5.00	5,000,000	5,275,699
Wayne County Airport Authority
Revenue Bonds
Detroit Metropolitan
Series 2005 (National) A.M.T.
12-01-19	4.75	3,750,000	3,426,075
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (National) (Qualified School Bond Loan Fund)
05-01-25	5.50	1,000,000	1,156,860

Total			58,401,779

Minnesota (5.7%)
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corporation
Series 2007
05-01-37	5.25	1,145,000	1,019,794
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-32	6.75	7,500,000	8,191,950
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.50	26,775,000	27,335,935
07-01-30	5.75	3,200,000	3,235,040
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11-01-37	5.75	1,750,000	1,512,875
Duluth Independent School District #709
Certificate of Participation
Series 2008B
(School District Credit Enhancement Program)
02-01-26	4.75	4,040,000	4,192,106
Edina Independent School District #273
Unlimited General Obligation Bonds
Series 2004
02-01-22	4.25	2,700,000	2,763,288

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05-01-37	5.50	10,725,000		9,342,762
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (National)
01-01-22	6.02	27,500,000	(j)	15,827,074
01-01-23	6.80	26,500,000	(j)	14,338,355
01-01-25	6.75	17,500,000	(j)	8,418,200
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11-15-25	6.00	3,500,000		3,107,720
11-15-30	6.00	10,000,000		8,280,700
11-15-35	6.00	11,500,000		9,310,055
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-26	5.25	2,000,000		1,815,460
05-15-36	5.25	7,050,000		6,010,055
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Lyngblomsten Care Center Housing Project
Series 1993
11-01-17	7.13	1,740,000		1,628,971
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Rental — Lyngblomsten Housing Project
Series 1993
11-01-24	7.00	2,205,000		1,893,830
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12-01-23	5.00	2,540,000		2,652,547

Total				130,876,717

Mississippi (1.2%)
Harrison County Wastewater Management District
Refunding Revenue Bonds
Wastewater Treatment Facility
Series 1986 Escrowed to Maturity
02-01-15	5.00	4,250,000		4,781,080
Mississippi Hospital Equipment & Facilities Authority
Revenue Bonds
Mississippi Baptist Health Systems Incorporated
Series 2007A
08-15-26	5.00	1,720,000		1,604,347
State of Mississippi
Unlimited General Obligation Refunding Bonds
Series 2001
09-01-12	5.50	10,000,000		11,221,100
State of Mississippi
Unlimited General Obligation Refunding Bonds
Series 2002D
07-01-16	5.50	7,570,000		8,879,080

Total				26,485,607

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Missouri (0.8%)
Cape Girardeau County Industrial Development Authority
Revenue Bonds
St. Francis Medial Center
Series 2009
06-01-39	5.75	1,150,000	1,166,158
City of St. Louis
Revenue Bonds
Lambert-St. Louis International
Series 2009A-1
07-01-34	6.63	3,650,000	3,751,726
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-38	5.38	6,660,000	6,142,717
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
Plum Point Project
Series 2006 (National)
01-01-20	5.00	1,500,000	1,478,505
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Coxhealth
Series 2008
11-15-33	5.50	6,000,000	5,975,580

Total			18,514,686

Nebraska (1.0%)
Madison County Hospital Authority #1
Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07-01-33	6.00	11,500,000	11,103,480
Nebraska Elementary & Secondary School Finance Authority
Revenue Bonds
Boys Town Project
Series 2008
09-01-28	4.75	8,800,000	8,870,576
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02-01-15	6.00	1,370,000	1,576,212
University of Nebraska
Revenue Bonds
Lincoln Student Fees & Facilities
Series 2009A
07-01-39	5.25	1,400,000	1,441,538

Total			22,991,806

Nevada (2.3%)
City of Henderson
Special Assessment Bonds
Series 2006T-18
09-01-35	5.30	10,700,000	3,849,646

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Clark County Water Reclamation District
Limited General Obligation Bonds
Series 2009A
07-01-34	5.25	25,850,000	26,466,523
County of Clark
Revenue Bonds
Southwest Gas Corporation Project
Series 2005A (AMBAC) A.M.T.
10-01-35	4.85	5,000,000	3,902,250
Las Vegas Valley Water District
Limited General Obligation Bonds
Water Improvement
Series 2006A (FSA)
06-01-24	5.00	4,095,000	4,184,066
Truckee Meadows Water Authority
Refunding Revenue Bonds
Series 2006 (FSA)
07-01-32	4.75	14,200,000	13,813,192

Total			52,215,677

New Hampshire (0.4%)
New Hampshire Business Finance Authority
Revenue Bonds
Public Service Company of New Hampshire Project
Series 2006B (National) A.M.T.
05-01-21	4.75	4,500,000	4,099,545
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08-01-38	6.00	5,500,000	5,556,980

Total			9,656,525

New Jersey (2.0%)
New Jersey Economic Development Authority
Revenue Bonds
United Water Incorporated
Series 1996C (AMBAC) A.M.T.
11-01-25	4.88	7,000,000	6,436,360
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
AtlantiCare Regional Medical Center
Series 2007
07-01-22	5.00	3,150,000	3,180,272
New Jersey State Turnpike Authority
Refunding Revenue Bonds
Series 2000A (National)
01-01-11	6.00	7,785,000	8,257,316
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (FSA)
12-15-12	5.75	10,000,000	11,162,800
Tobacco Settlement Financing Corporation
Prerefunded Asset-backed Revenue Bonds
Series 2002
06-01-37	6.00	12,770,000	14,414,393
University of Medicine & Dentistry of New Jersey
Revenue Bonds
Series 2002A (AMBAC)
12-01-12	5.25	1,705,000	1,783,004

Total			45,234,145

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
New Mexico (0.7%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2008A
08-01-32	6.38	8,650,000	9,284,478
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Class I
Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
01-01-38	4.88	7,930,000	7,243,183

Total			16,527,661

New York (8.8%)
City of New York
Prerefunded Unlimited General Obligation Bonds
Series 2003J
06-01-28	5.25	6,235,000	7,108,835
City of New York
Unlimited General Obligation Bonds
Series 2002E (National)
08-01-15	5.63	2,000,000	2,170,700
City of New York
Unlimited General Obligation Bonds
Series 2004E (FSA)
11-01-22	5.00	1,750,000	1,845,900
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
11-15-32	5.75	5,855,000	6,129,482
Metropolitan Transportation Authority
Revenue Bonds
Series 2002A (FSA)
11-15-26	5.50	2,000,000	2,061,340
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.00	1,000,000	1,009,480
New York City Housing Development Corporation
Revenue Bonds
Capital Funding Program
New York City Housing Authority Program
Series 2005A (National/FGIC)
07-01-25	5.00	300,000	309,153
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-24	5.00	3,000,000	2,945,640
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-21	5.50	6,940,000	6,853,181
01-01-24	5.50	5,500,000	5,304,145

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06-15-40	5.75	1,500,000	1,636,470
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008DD
06-15-38	4.50	3,500,000	3,310,755
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2003D
02-01-31	5.00	4,000,000	4,066,320
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2004C
02-01-33	5.00	4,255,000	4,325,548
New York Mortgage Agency
Revenue Bonds
Series 2002-101 A.M.T.
04-01-32	5.40	14,030,000	13,866,971
New York Mortgage Agency
Revenue Bonds
Series 2007-140 A.M.T.
10-01-21	4.60	3,625,000	3,549,201
New York Mortgage Agency
Revenue Bonds
Series 2007-143 A.M.T.
10-01-27	4.85	1,605,000	1,486,358
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
07-01-29	5.00	2,500,000	2,670,025
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
2nd General Resolution
Series 1993A
07-01-18	5.75	5,500,000	6,243,875
New York State Dormitory Authority
Revenue Bonds
Education
Series 2005F
03-15-23	5.00	4,935,000	5,229,225
New York State Dormitory Authority
Revenue Bonds
Mental Health Services Facilities Improvement
Series 2005E (National/FGIC)
02-15-22	5.00	4,365,000	4,575,524
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2006A
07-01-20	5.00	3,500,000	3,311,840
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2007B
07-01-24	5.25	460,000	430,675

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
Orange Regional Medical Center
Series 2008
12-01-29	6.13	2,250,000	1,871,100
New York State Dormitory Authority
Revenue Bonds
State University Educational Facilities
Series 1993A
05-15-13	5.50	24,530,000	26,601,313
New York State Energy Research & Development Authority
Revenue Bonds
New York State Electric & Gas
Series 1985 (National)
03-15-15	4.10	8,600,000	8,620,468
New York State Environmental Facilities Corporation
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002B
06-15-31	5.00	9,000,000	9,156,240
New York State Environmental Facilities Corporation
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002K
06-15-28	5.00	9,000,000	9,206,100
New York State Housing Finance Agency
Refunding Revenue Bonds
State University Construction
Series 1986A Escrowed to Maturity
05-01-13	6.50	3,500,000	3,980,865
New York State Thruway Authority
Revenue Bonds
Series 2001A (National/FGIC)
04-01-11	5.50	7,500,000	8,022,600
New York State Thruway Authority
Revenue Bonds
Series 2005G (FSA)
01-01-24	5.00	4,000,000	4,174,320
New York Transitional Finance Authority
Prerefunded Revenue Bonds
Future Tax Secured
Series 2001B Escrowed to Maturity
02-01-11	5.50	895,000	955,055
New York Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax
Series 2001B
02-01-11	5.50	4,105,000	4,373,960
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 138th
Series 2004 (National/FGIC) A.M.T.
12-01-12	5.00	6,000,000	6,471,660

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 146th
Series 2006 (FSA) A.M.T.
12-01-23	4.50	7,500,000		7,180,275
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.25	1,750,000	(d)	1,511,423
12-01-23	5.00	3,000,000	(d)	2,252,940
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2003A-1
06-01-19	5.50	5,000,000		5,317,349
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11-15-38	5.00	3,750,000		3,807,788
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09-15-37	6.00	2,000,000		1,425,140
09-15-42	6.00	7,000,000		4,885,370

Total				200,254,609

North Carolina (3.3%)
City of Charlotte
Revenue Bonds
Water & Sewer
Series 2008
07-01-26	5.00	8,450,000		9,230,949
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
10-01-38	5.00	16,000,000		16,578,720
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds
Series 1986A Escrowed to Maturity
01-01-17	5.00	3,870,000		4,415,322
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds
Series 1988A
01-01-26	6.00	1,940,000		2,462,578
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds
Series 1989A
01-01-10	7.50	13,740,000		14,065,912
North Carolina Eastern Municipal Power Agency
Unrefunded Revenue Bonds
Series 1989A
01-01-10	7.50	12,750,000		12,923,528
North Carolina Housing Finance Agency
Revenue Bonds
Series 2006A-26 A.M.T.
01-01-38	5.50	3,205,000		3,242,755
North Carolina Medical Care Commission
Revenue Bonds
1st Mortgage Deerfield
Series 2008A
11-01-33	6.00	4,060,000		3,663,500

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
North Carolina Municipal Power Agency #1 Catawba
Revenue Bonds
Series 2003A
01-01-12	5.50	6,500,000	6,983,535
Raleigh Durham Airport Authority
Revenue Bonds
Series 2001A (National/FGIC)
11-01-11	5.00	1,900,000	2,007,692

Total			75,574,491

North Dakota (0.2%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-25	5.13	3,250,000	2,763,280
07-01-29	5.13	2,650,000	2,162,824

Total			4,926,104

Ohio (2.5%)
Cincinnati City School District
Unlimited General Obligation Refunding Bonds
Classroom Construction & Improvement
Series 2006 (National/FGIC)
12-01-25	5.25	500,000	550,775
City of Cleveland
Limited General Obligation Refunding Bonds
Series 2005 (AMBAC)
10-01-23	5.50	500,000	560,055
City of Columbus
Revenue Bonds
Series 2008A
06-01-31	4.75	10,000,000	10,183,900
Cleveland State University
Revenue Bonds
Series 2003A (National/FGIC)
06-01-15	5.00	1,000,000	1,079,240
Cleveland State University
Revenue Bonds
Series 2004 (National/FGIC)
06-01-24	5.25	500,000	504,345
County of Erie
Revenue Bonds
Firelands Regional Medical Center
Series 2002A
08-15-32	5.63	1,245,000	1,053,295
County of Franklin
Refunding Revenue Bonds
OhioHealth Corporation
Series 2003C
05-15-24	5.25	3,625,000	3,691,808
County of Miami
Refunding & Improvement Revenue Bonds
Upper Valley Medical Center
Series 2006
05-15-26	5.25	1,915,000	1,664,231
County of Tuscarawas
Revenue Bonds
Twin City Hospital Project
Series 2007
11-01-37	6.35	500,000	410,500

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Franklin County Convention Facilities Authority
Refunding Revenue Bonds
Tax & Lease Anticipation Bond
Series 2007
12-01-25	5.00	500,000	540,320
Miami University
Refunding Revenue Bonds
Series 2005 (AMBAC)
09-01-23	4.75	500,000	509,670
Ohio Housing Finance Agency
Revenue Bonds
Residential Mortgage-backed Securities
Series 2006A (GNMA) A.M.T.
09-01-26	4.75	4,205,000	3,999,082
09-01-36	4.90	3,885,000	3,596,616
Ohio Municipal Electric Generation Agency
Refunding Revenue Bonds
Joint Venture 5
Series 2004 (AMBAC)
02-15-24	4.75	7,980,000	7,463,854
Ohio State Building Authority
Revenue Bonds
State Facilities Adult Correctional
Series 2005A (FSA)
04-01-22	5.00	5,000,000	5,342,250
Ohio State Higher Educational Facility Commission
Revenue Bonds
University Hospital Health Systems
Series 2009A
01-15-39	6.75	7,700,000	7,979,047
Ohio State Higher Educational Facility Commission
Unrefunded Revenue Bonds
Oberlin
Series 1999
10-01-29	5.00	85,000	85,495
Port of Greater Cincinnati Development Authority
Revenue Bonds
Sisters of Mercy
Series 2006
10-01-25	5.00	1,000,000	892,940
State of Ohio
Revenue Bonds
Case Western Reserve University Project
Series 2006 (National)
12-01-21	5.25	250,000	293,678
State of Ohio
Unlimited General Obligation Bonds
Infrastructure Improvement
Series 2005A
09-01-21	5.00	5,000,000	5,398,550
University of Akron
Revenue Bonds
Series 2003A (AMBAC)
01-01-22	5.00	1,000,000	1,005,420

Total			56,805,071

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Oklahoma (0.3%)
Cleveland County Justice Authority
Revenue Bonds
Detention Facilities Project
Series 2009B
03-01-29	5.75	5,685,000	5,904,100
Oklahoma Municipal Power Authority
Revenue Bonds
Series 2001A (FSA)
01-01-13	5.00	1,020,000	1,064,992

Total			6,969,092

Oregon (0.5%)
Clackamas County Hospital Facility Authority
Revenue Bonds
Legacy Health Systems
Series 2009A
07-15-35	5.50	1,500,000	1,519,275
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.75	6,500,000	6,686,225
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2001D (National/FGIC) A.M.T.
07-01-11	5.25	3,335,000	3,534,967

Total			11,740,467

Pennsylvania (1.9%)
Allegheny County Hospital Development Authority
Revenue Bonds
University of Pittsburgh Medical Center
Series 2009
08-15-39	5.63	7,200,000	7,284,600
Butler County Hospital Authority
Revenue Bonds
Butler Health Systems Project
Series 2009
07-01-39	7.25	7,000,000	7,475,790
City of Pittsburgh
Unlimited General Obligation Refunding Bonds
Series 2006B (FSA)
09-01-15	5.25	10,000,000	10,872,000
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2001A (FSA)
01-01-12	5.25	3,130,000	3,419,243
Montgomery County Industrial Development Authority
Revenue Bonds
Acts Retirement-Life Communities
Series 1998
11-15-28	5.25	7,500,000	6,698,100
Northampton County General Purpose Authority
Revenue Bonds
St. Luke’s Hospital Project
Series 2008A
08-15-28	5.38	4,000,000	3,668,240

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
Pennsylvania State University
Refunding Revenue Bonds
Series 2002
08-15-16	5.25	1,000,000	1,162,980
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.50	2,300,000	2,345,816

Total			42,926,769

Puerto Rico (1.3%)(c)
Commonwealth of Puerto Rico
Unlimited General Obligation Public Improvement Bonds
Series 2003A
07-01-24	5.25	1,000,000	966,920
Commonwealth of Puerto Rico
Unlimited General Obligation Refunding Bonds
Series 2004A
07-01-30	5.00	6,000,000	6,100,980
Puerto Rico Highway & Transportation Authority
Prerefunded Revenue Bonds
Series 2003G
07-01-42	5.00	3,445,000	3,910,385
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 2005K
07-01-19	5.00	2,500,000	2,456,050
07-01-20	5.00	11,130,000	10,847,743
Puerto Rico Highway & Transportation Authority
Unrefunded Revenue Bonds
Series 2003G
07-01-42	5.00	1,805,000	1,549,484
Puerto Rico Infrastructure Financing Authority
Refunding Special Tax Bonds
Series 2005C (AMBAC)
07-01-23	5.50	3,900,000	3,840,369
Puerto Rico Public Buildings Authority
Prerefunded Revenue Bonds
Government Facilities
Series 2004I
07-01-33	5.25	130,000	147,827

Total			29,819,758

Rhode Island (0.3%)
Rhode Island Housing & Mortgage Finance Corporation
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
04-01-33	4.85	1,340,000	1,276,631
Rhode Island Student Loan Authority
Revenue Bonds
Series 2007-2 (AMBAC) A.M.T.
12-01-37	4.85	6,000,000	4,770,480

Total			6,047,111

South Carolina (1.4%)
Charleston Educational Excellence Finance Corporation
Revenue Bonds
Charleston County School District
Series 2005
12-01-30	5.25	5,500,000	5,622,925

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
City of Myrtle Beach
Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2006A
10-01-26	5.25	2,000,000	1,293,280
County of Cherokee
Revenue Bonds
Spring City Knitting Company Project
Series 1979
09-01-09	7.40	1,040,000	1,040,191
County of Lexington
Prerefunded Revenue Bonds
Series 2004
05-01-32	5.50	4,685,000	5,418,109
South Carolina Educational Facilities Authority
Revenue Bonds
Wofford College Project
Series 2008
04-01-38	4.75	4,000,000	3,735,720
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Woodlands at Furman Project
Series 2007A
11-15-37	6.00	4,200,000	2,891,070
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2008A
01-01-38	5.50	7,595,000	8,150,195
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.00	3,295,000	3,470,459

Total			31,621,949

South Dakota (0.4%)
State of South Dakota
Revenue Bonds
Series 1993A (FSA)
09-01-17	6.70	7,260,000	8,744,452

Texas (3.5%)
City of Austin
Refunding Revenue Bonds
Series 2002 (FSA)
11-15-14	5.50	3,485,000	3,991,858
City of Austin
Refunding Revenue Bonds
Series 2008A
11-15-35	5.25	8,000,000	8,121,920
City of Corpus Christi
Limited General Obligation
Refunding & Improvement Bonds
Series 2001 (FSA)
03-01-12	5.00	3,400,000	3,701,172

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
College Station Independent School District
Unlimited General Obligation Bonds
School Building
Series 2007 (Permanent School Fund Guarantee)
08-15-26	5.00	4,585,000	4,910,856
Corpus Christi Business & Job Development Corporation
Improvement Refunding Revenue Bonds
Arena Project
Series 2002 (AMBAC)
09-01-25	5.00	3,550,000	3,570,448
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2008 (Permanent School Fund Guarantee)
08-15-34	4.75	5,600,000	5,669,159
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2004A (Permanent School Fund Guarantee)
08-15-26	5.25	4,000,000	4,239,280
Fort Worth Independent School District
Unlimited General Obligation Bonds
Series 2008 (Permanent School Fund Guarantee)
02-15-27	5.00	4,865,000	5,210,999
Harris County Flood Control District
Prerefunded Limited General Obligation Bonds
Series 2004A
10-01-23	5.25	5,000,000	5,724,350
Harris County Health Facilities
Development Corporation
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12-01-35	7.25	8,800,000	9,636,440
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Series 2001 (Permanent School Fund Guarantee)
02-15-12	5.50	3,720,000	3,946,883
State of Texas
Unlimited General Obligation Bonds
Transportation Community-Mobility Fund
Series 2007
04-01-34	4.75	6,545,000	6,602,858
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Bonds
Air Force Obligation Group
Series 2007
05-15-27	5.13	2,000,000	1,631,280
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Bonds
Series 2008
08-15-28	5.25	5,000,000	5,071,200
Texas A&M University
Revenue Bonds
Financing System
Series 2009A
05-15-27	5.00	3,925,000	4,244,495
Travis County Health Facilities Development Corporation
Revenue Bonds
Querencia Barton Creek Project
Series 2005
11-15-25	5.50	1,000,000	798,140

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Wylie Independent School District
Unlimited General Obligation Refunding Bonds
Zero Coupon
Series 2001 (Permanent School Fund Guarantee)
08-15-12	4.80	3,385,000	(j)	3,203,429

Total				80,274,767

Utah (0.2%)
City of Eagle Mountain
Special Assessment Bonds
Special Improvement District #2000-1
Series 2006
02-01-21	8.25	2,939,000		2,808,920
Utah Housing Corporation
Revenue Bonds
Series 2003A-1 A.M.T.
07-01-24	5.13	1,515,000		1,483,094

Total				4,292,014

Virginia (1.8%)
City of Hampton
Revenue Bonds
Series 2002 (AMBAC)
01-15-28	5.13	5,350,000		5,414,842
Tobacco Settlement Financing Corporation
Asset-backed Revenue Bonds
Series 2005
06-01-26	5.50	5,200,000		5,811,832
Tobacco Settlement Financing Corporation
Prerefunded Asset-backed Revenue Bonds
Series 2005
06-01-37	5.63	5,500,000		6,448,089
University of Virginia
Revenue Bonds
Series 2008
06-01-40	5.00	23,000,000		23,873,310

Total				41,548,073

Washington (4.8%)
City of Tacoma
Refunding Revenue Bonds
Series 2001B (FSA)
01-01-12	5.50	5,000,000		5,456,800
Clark County
Unrefunded Revenue Bonds
Series 2001B (AMBAC)
12-01-12	5.25	2,105,000		2,299,965
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12-01-25	5.00	6,445,000		6,834,665
12-01-26	5.00	7,290,000		7,692,773
12-01-27	5.00	3,660,000		3,841,133
Ocean Shores Local Improvement District
Special Assessment Bonds
B.A.N. # 2007-1
Series 2008
08-01-11	5.00	7,135,000		7,095,757

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Skagit County Public Hospital District #1
Revenue Bonds
Skagit VY Hospital
Series 2005
12-01-30	5.50	1,235,000		1,033,930
Skagit County Public Hospital District #1
Revenue Bonds
Skagit VY Hospital
Series 2007
12-01-28	5.75	1,500,000		1,318,995
12-01-32	5.75	2,000,000		1,698,580
Snohomish County Public Utility District #1
Refunding Revenue Bonds
Generation System
Series 1986A Escrowed to Maturity
01-01-20	5.00	17,750,000		20,831,755
Spokane Public Facilities District
Revenue Bonds
Series 2003 (National)
12-01-28	5.75	3,195,000		3,310,180
State of Washington
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
07-01-27	5.00	9,730,000		10,432,603
Washington Health Care Facilities Authority
Revenue Bonds
Swedish Health Services
Series 2009A
11-15-33	6.50	11,800,000		12,154,590
Washington Public Power Supply System
Revenue Bonds
Linked Pars & Inflos
Series 1993 Escrowed to Maturity (FSA)
07-01-11	5.75	7,200,000	(e)	7,608,024
Washington State Housing Finance Commission
Revenue Bonds
Single Family Program
Series 2007-3A (GNMA/FNMA/FHLMC) A.M.T.
12-01-38	4.90	5,470,000		5,021,624
Washington State Housing Finance Commission
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01-01-38	5.63	18,950,000		12,386,857

Total				109,018,231

Wisconsin (4.2%)
Badger Tobacco Asset Securitization Corporation
Asset-backed Revenue Bonds
Series 2002
06-01-27	6.13	8,500,000		9,317,020
Badger Tobacco Asset Securitization Corporation
Prerefunded Asset-backed Revenue Bonds
Series 2002
06-01-32	6.38	4,740,000		5,336,434

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount	Value(a)
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-33	5.75	12,000,000	13,076,040
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08-15-24	5.13	15,910,000	13,632,484
08-15-25	5.13	15,500,000	13,169,420
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College Wisconsin
Series 2008A
12-01-35	5.25	14,400,000	13,429,296
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Prohealth Care Obligation Group
Series 2009
02-15-39	6.63	18,425,000	19,192,217
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Riverview Hospital Association
Series 2008
04-01-33	5.75	6,000,000	5,625,060
04-01-38	5.75	4,000,000	3,690,040

Total			96,468,011

Total Municipal Bonds
(Cost: $2,183,907,425)			$2,229,286,145

Municipal Bonds Held in Trust (1.2%)(k)

Name of issuer and	Coupon	Principal
title of issue(f,g)	rate	amount		Value(a)
Arkansas (0.1%)
Arkansas Development Finance Authority
Revenue Bonds
Series 2001 (GNMA/FNMA) A.M.T.
07-01-33	5.30%	$2,625,000	(d)	$2,607,623

District of Columbia (0.2%)
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2001 (National) A.M.T.
10-01-27	5.50	5,000,000	(d)	5,043,400

North Carolina (0.3%)
North Carolina Housing Finance Agency
Revenue Bonds
Series 2002 A.M.T.
01-01-34	5.35	7,335,000	(d)	7,236,177

Texas (0.6%)
Texas Department of Housing & Community Affairs
Revenue Bonds
Series 2002 (National) A.M.T.
09-01-33	5.55	6,230,000	(d)	6,239,966
03-01-34	5.55	5,500,000	(d)	5,511,262

Total				11,751,228

Total Municipal Bonds Held in Trust
(Cost: $26,620,890)				$26,638,428

Municipal Notes (0.9%)

		Amount
	Effective	payable at
Issue(f,g,h)	yield	maturity	Value(a)
California (0.6%)
City of Irvine
Limited Obligation Special Assessment Bonds
District #93-14
V.R.D.N. Series 2000 (Bank of America)
09-02-25	0.16%	$12,700,000	$12,700,000

Minnesota (0.3%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
10-01-30	0.20	2,700,000	2,700,000
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2002M1 (Harris)
10-01-32	0.20	2,810,000	2,810,000
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2002M2 (Harris)
10-01-20	0.20	2,300,000	2,300,000

Total			7,810,000

Total Municipal Notes
(Cost: $20,510,000)			$20,510,000

Total Investments in Securities
(Cost: $2,231,038,315)(l)			$2,276,434,573

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2009.

(b)	At Aug. 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,480,550.

(c)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.3% of net assets at Aug. 31, 2009.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2009, the value of these securities amounted to $32,974,661 or 1.4% of net assets.

(e)	This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(f)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation

AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(g)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Aug. 31, 2009, the value of securities subject to alternative minimum tax represented 9.8% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(h)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2009.

(j)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k)	Municipal Bonds Held in Trust — The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Investment in Securities.

(l)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $2,231,038,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$118,025,000
Unrealized depreciation	(72,628,000)

Net unrealized appreciation	$45,397,000

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual Report dated May 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Municipal Bonds	$—	$2,229,286,145	$—	$2,229,286,145
Municipal Bonds Held in Trust	—	26,638,428	—	26,638,428

Total Bonds	—	2,255,924,573	—	2,255,924,573

Short-Term Securities
Municipal Notes	—	20,510,000	—	20,510,000

Total Short-Term Securities	—	20,510,000	—	20,510,000

Total	$—	$2,276,434,573	$—	$2,276,434,573

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Tax-Exempt Income Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date October 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date October 29, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date October 29, 2009